Victory Pioneer Global Equity Fund Expense Example - Victory Pioneer Global Equity Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	1,863
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	2,201
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	942
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 1,043